Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographic Area Information [Line Items]
Revenues	$ 7,274,344	$ 6,280,192	$ 5,054,928
Long-Lived Assets	1,189,475	1,124,461
United States
Geographic Area Information [Line Items]
Revenues	6,578,897	5,636,929	4,535,262
Long-Lived Assets	1,009,188	931,170
Canada
Geographic Area Information [Line Items]
Revenues	389,119	386,780	301,727
Long-Lived Assets	164,284	175,864
Latin America and Caribbean
Geographic Area Information [Line Items]
Revenues	306,328	256,483	$ 217,939
Long-Lived Assets	$ 16,003	$ 17,427